Risk and Capital Management - Summary of Sensitivity Analysis Impact in Results and Stockholder's Equity (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Private Pension	R$ 10,316	R$ 15,071	R$ 20,136
5% increase in mortality rates [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Private Pension	56	25
Insurance	2
5% decrease in mortality rates [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Private Pension	(59)	(37)
Insurance	(2)	(1)
0.1% increase in risk-free interest rates [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Private Pension	98	61
Insurance	10	12
0.1% decrease in risk-free interest rates [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Private Pension	(100)	(63)
Insurance	(11)	(12)
5% increase in conversion in income rates [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Private Pension	(9)	20
5% decrease in conversion in income rates [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Private Pension	9	(21)
5% increase in claims [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Insurance	(52)	(47)
5% decrease in claims [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Insurance	R$ 52	R$ 47